PUBLIC SERVICE CONCESSIONS (Tables)	12 Months Ended
Dec. 31, 2018
PUBLIC SERVICE CONCESSIONS
Schedule of financial assets - concessions and itaipu

	12/31/2018	12/31/2017
Concessions of Transmission
Financial assets - Annual revenue allowed (item I)	36,277,549	45,974,236
Financial assets - Concessions subject to indemnity (item I)	—	3,887,272
	36,277,549	49,861,508
Concessions of Distribution
Financial assets - Concessions subject to indemnity (item II)	—	2,532,115
Values receivable in Portion A and other financial items (item II)	—	832,013
	—	3,364,128
Concessions of Generation
Financial assets - Concessions subject to indemnity (item I)	2,033,078	2,622,973
	2,033,078	2,622,973

Financial Assets Itaipu (item III)	1,803,717	2,036,514
	1,803,717	2,036,514

Total financial assets	40,114,344	57,885,123

Financial assets – Current	6,013,891	7,224,354
Financial assets – Non-Current	34,100,453	50,660,769

Total assets of public service concessions	40,114,344	57,885,123

Schedule of current and non-current contractual transmission assets

12/31/2018
Contractual Transmission Assets - Current	1,302,959
Contractual Transmission Assets - Non-Current	13,268,837
14,571,796

Schedule of movement of the contractual transmission assets

Contractual Transmission Assets
Balance of the financial transmission assets as of 12.31.2017	14,330,101
Adjustment for the initial adoption of IFRS 15	(581,168)
Balance of the contractual assets as of 01.01.2018	13,748,933
Contract revenue - transmission	1,005,712
Amortization/Receipt	(1,275,779)
Investments/Additions	1,092,930
Balance of the contractual assets as of 12.31.2018	14,571,796